Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2017
Registrant Name	dei_EntityRegistrantName	SCHWARTZ INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000891160
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2018
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2018
Prospectus Date	rr_ProspectusDate	May 01, 2018
Schwartz Value Focused Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY
Objective [Heading]	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average market value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses will not correlate to the total ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example also takes into account the Adviser’s contractual arrangement to maintain the Fund’s expenses at the agreed upon level for a period of one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets, including the amount of any borrowings for investment purposes, in equity securities (which include common stocks, preferred stocks and securities convertible into common stocks). The Fund may invest in the securities of companies of any size, regardless of market capitalization. At times, depending on market and other conditions, the Fund may invest a substantial portion of its assets in a small number of issuers, industries or business sectors. The Fund may invest in special situation companies that have fallen out of favor with the market, but that the Adviser expects to appreciate over time due to company-specific developments, rather than general business conditions or movements in the markets as a whole. Special situations may include significant changes in a company’s allocation of its existing capital (companies undergoing turnarounds or spin-offs) or a restructuring of assets. Special situations may also result from significant changes to an industry through regulatory developments or shifts in competition, new product introductions, changes in senior management or significant changes in a company’s cost structure. The Fund may invest in equity securities of foreign issuers that are U.S. dollar denominated and trade on a U.S. securities exchange or domestically in the over-the-counter markets. The Fund may, with respect to its investments in foreign issuers, invest indirectly in such companies in the form of American Depositary Receipts (stocks issued by a U.S. bank or broker that trade in the U.S. but represent ownership of securities issued by foreign companies). The Fund is classified as non-diversified.

The Fund may also invest in exchange-traded funds (“ETFs”) if the Adviser believes it is advisable to expose the Fund to the broad market or to broad market sectors or to hedge against market risk without purchasing a large number of individual securities. The Fund may invest in debt securities, which include U.S. Treasury notes and bonds, investment grade corporate debt securities, convertible debt securities and debt securities rated below investment grade (high yield or junk bonds). The Fund may also invest in cash or cash equivalents. The Fund’s cash level is a result of the Adviser’s individual security selection process, and therefore may vary, depending on the Adviser’s desired security weightings. Under normal market conditions, the Fund will limit its investment in ETFs, debt securities (including junk bonds), and cash or cash equivalents to no more than 20% of its net assets.

The Adviser uses fundamental security analyses to identify and purchase shares of companies that the Adviser believes are selling below their intrinsic value. The Adviser looks for companies whose market prices are below what a corporate or entrepreneurial buyer would be willing to pay for the entire business. The price of stocks in relation to cash flow, earnings, dividends, book value, and asset value, both historical and prospective, are key determinants in the security selection process. Emphasis is also placed on identifying companies undergoing changes that may significantly enhance shareholder value in the future, including changes in operations, management, capital allocation, strategies or product offerings. The Adviser intends to hold securities for an average of 3 to 5 years under normal market conditions. The price of the securities held by the Fund are monitored in relation to the Adviser’s criteria for value. When a stock appreciates substantially and is no longer undervalued, according to the Adviser’s valuation criteria, it is sold. Stocks are also sold when a company fails to achieve expected results or economic factors or competitive developments adversely impair the company’s intrinsic value.

Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General Market Risks. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks, such as rapid fluctuations in price or liquidity due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rates and other factors beyond the control of the Adviser. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. Stocks tend to move in cycles and may experience periods of turbulence and instability.

Foreign Exposure Risks. Investments in foreign securities involve risks that may be different from those of U.S. securities, including the risk that foreign economies may be less stable than the U.S. economy. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of money or other assets, political or social instability, and nationalization of companies or industries. Certain of these risks may also apply to securities of U.S. companies with significant non-U.S. operations.

Non-Diversification Risks. The Fund is classified as non-diversified and may therefore invest a greater percentage of its assets in the securities of a limited number of issuers than a fund that is diversified. At times, the Fund may overweight a position in a particular issuer or emphasize investment in a limited number of issuers, industries or sectors, which may cause its share price to be more susceptible to any economic, business, political or regulatory occurrence affecting an issuer than a fund that is more widely diversified. The issuers that the Fund may emphasize will vary from time to time.

Sector Risks. If the Fund holds significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector. This may increase the risk of loss in the Fund and the volatility of its net asset value.

Security Selection and Investment Style Risks. Like any mutual fund, the Fund’s method of security selection may not be successful, and the Fund may underperform the stock market as a whole. If the Adviser’s opinion about the intrinsic value of a company is incorrect or if the intrinsic value of a company is not recognized by the market, a stock may not achieve the price appreciation anticipated by the Adviser. The Fund’s value style may go out of favor with investors.

Small-Cap and Mid-Cap Company Risks. Investments in small- and mid-capitalization companies often involve higher risks because they may lack the management experience, financial resources, product diversification and competitive strengths usually present with larger corporations. In addition, in many instances, the securities of small- and mid-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small- and mid-cap companies may be subject to wider price fluctuations. Small- and mid-cap companies also may not be widely followed by the investment community, which can lower the demand for their stock.

Debt Security Risks. Any debt securities held by the Fund are subject to certain risks, such as credit risk, interest rate risk and liquidity risk. At times there may be an imbalance of supply and demand in the markets which could result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency. Credit risk is the risk that the issuer of the security cannot meet its financial obligations. Issuers of junk bonds may not be as financially strong and may have a weakened capacity to pay interest or principal, especially during periods of economic downturn or uncertainty. Interest rate risk is the risk that the Fund’s share price will be affected by changes in interest rates. When interest rates rise, the value of the Fund’s debt securities and share price generally will decline. Securities with longer maturities generally are more sensitive to interest rate changes than securities with shorter maturities. Potential changes in government policy affecting interest rates may cause debt securities to experience a heightened level of interest rate risk. Liquidity risk is the risk that a security cannot be sold at an advantageous time or price. Liquidity risk may be magnified in a rising interest rate environment, if there is a reduction in the inventories of traditional dealers, or in other circumstances. Lower rated securities may be subject to greater levels of liquidity risk.

ETF Risks. The Adviser may invest in certain types of ETFs to hedge against market risk. ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday. Investments in ETFs generally present the same primary risks as investments in conventional investment companies, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained. ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track. When the Fund invests in an ETF, the Fund’s shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as non-diversified and may therefore invest a greater percentage of its assets in the securities of a limited number of issuers than a fund that is diversified.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	What has been the Fund’s performance history?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund by showing the Fund’s performance from year to year for each of the last ten calendar years, and by showing how the Fund’s average annual total returns for the 1, 5 and 10 year periods ended December 31, 2017 compare with those of a broad measure of market performance. The performance results through December 31, 2015 and portions of 2016 were achieved using an investment strategy that is different than the more focused strategy that is currently being used to manage the Fund. Certain performance information reflects fee reductions and/or expense reimbursements by the Adviser; without such fee reductions and/or expense reimbursements, returns would be less than those shown. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month-end, is available on the Fund’s website (www.schwartzvaluefocusedfund.com) or by calling 1-888-726-0753.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund by showing the Fund's performance from year to year for each of the last ten calendar years, and by showing how the Fund's average annual total returns for the 1, 5 and 10 year periods ended December 31, 2017 compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-726-0753
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.schwartzvaluefocusedfund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s 2018 year-to-date total return through March 31, 2018 is 0.53%.

During the periods shown in the bar chart, the highest return for a quarter was 21.72% during the quarter ended June 30, 2009 and the lowest return for a quarter was -21.60% during the quarter ended December 31, 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Schwartz Value Focused Fund | Schwartz Value Focused Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCMFX
Shareholder Fees (fees paid directly from your investment)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Other Expenses	rr_OtherExpensesOverAssets	0.84%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%	[1]
Less: Management Fee Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[2]
Total Annual Fund Operating Expenses After Management Fee Reductions	rr_NetExpensesOverAssets	1.26%	[3]
One Year	rr_ExpenseExampleYear01	$ 128
Three Years	rr_ExpenseExampleYear03	514
Five Years	rr_ExpenseExampleYear05	924
Ten Years	rr_ExpenseExampleYear10	$ 2,072
Annual Return 2008	rr_AnnualReturn2008	(35.94%)
Annual Return 2009	rr_AnnualReturn2009	34.84%
Annual Return 2010	rr_AnnualReturn2010	11.96%
Annual Return 2011	rr_AnnualReturn2011	5.59%
Annual Return 2012	rr_AnnualReturn2012	5.44%
Annual Return 2013	rr_AnnualReturn2013	24.70%
Annual Return 2014	rr_AnnualReturn2014	(4.74%)
Annual Return 2015	rr_AnnualReturn2015	(15.48%)
Annual Return 2016	rr_AnnualReturn2016	18.13%
Annual Return 2017	rr_AnnualReturn2017	13.71%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.60%)
1 Year	rr_AverageAnnualReturnYear01	13.71%
5 Years	rr_AverageAnnualReturnYear05	6.16%
10 Years	rr_AverageAnnualReturnYear10	3.80%
Schwartz Value Focused Fund | After Taxes on Distributions | Schwartz Value Focused Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.80%
5 Years	rr_AverageAnnualReturnYear05	5.32%
10 Years	rr_AverageAnnualReturnYear10	3.35%
Schwartz Value Focused Fund | After Taxes on Distributions and Sales | Schwartz Value Focused Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.35%
5 Years	rr_AverageAnnualReturnYear05	4.78%
10 Years	rr_AverageAnnualReturnYear10	2.99%
Schwartz Value Focused Fund | STANDARD & POOR’S 1500 INDEX (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.13%
5 Years	rr_AverageAnnualReturnYear05	15.74%
10 Years	rr_AverageAnnualReturnYear10	8.69%
Ave Maria Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY Ave Maria Value Fund
Objective [Heading]	rr_ObjectiveHeading	what is the fund’s investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Ave Maria Value Fund is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	what are the fund’s fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses will not correlate to the Fund's ratio of total expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	what are the fund’s principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Ave Maria Value Fund invests primarily in common stocks believed by Schwartz Investment Counsel, Inc. (the “Adviser”) to be priced at a discount to their true value according to the Adviser’s criteria for value. Under normal circumstances, all of the Fund’s equity investments (which include common stocks, preferred stocks and securities convertible into common stock) and at least 80% of the Fund’s net assets will be invested in companies meeting the Fund’s religious criteria (as discussed below). The Fund invests in securities of established companies of various market capitalizations. The portion of the Fund’s net assets invested at any given time in securities of issuers engaged in industries within a particular sector is affected by valuation considerations and other investment characteristics of that sector. As a result, the Fund’s investment in various sectors generally will change over time, and a significant allocation to any particular sector does not necessarily represent a continuing investment policy or investment strategy to invest in that sector. The Fund may invest in securities of foreign issuers that are U.S. dollar-denominated and trade on a U.S. securities exchange or domestically in the over-the-counter markets. The Fund may, with respect to its investments in foreign issuers, invest indirectly in such companies in the form of American Depositary Receipts (stocks issued by a U.S. bank or broker that trade in the U.S. but represent ownership of securities issued by foreign companies).

The Adviser utilizes a comprehensive financial database and other sources with a universe of over 10,000 primarily domestic corporations to identify companies as candidates for the Fund. Using fundamental security analysis, the Adviser extensively analyzes stocks to identify those that meet the Fund’s investment objective and standards. The price of stocks in relation to cash flow, earnings, dividends, book value and asset value, both historical and prospective, are key determinants in the security selection process. Emphasis is also placed on identifying companies undergoing changes that the Adviser believes will significantly enhance shareholder value in the future, including changes in operations, management, capital allocation, strategies and product offerings.

The Fund practices morally responsible investing. This process is designed to avoid investments in companies believed to offer products or services or engage in practices that are contrary to core values and teachings of the Roman Catholic Church. The Catholic Advisory Board sets the criteria for screening out companies based on religious principles. In making this determination, the Catholic Advisory Board’s members are guided by the magisterium of the Roman Catholic Church. This process will, in general, avoid four major categories of companies: (i) those involved in the practice of abortion; (ii) those whose policies are judged to be antifamily, such as companies that distribute pornographic material; (iii) those that contribute corporate funds to Planned Parenthood; and (iv) those that support embryonic stem cell research. The Fund is not authorized or sponsored by the Roman Catholic Church and the Catholic Advisory Board is not affiliated with the Roman Catholic Church.

The prices of securities held by the Fund are monitored in relation to the Adviser’s criteria for value. Generally, stocks are purchased with the intent to hold them for three years or more. When a stock appreciates substantially and is no longer undervalued according to the Adviser’s valuation criteria, it is sold. Stocks are also sold when a company fails to achieve expected results, or economic factors or competitive developments adversely impair the company’s intrinsic value. Additionally, a stock may be sold (but is not required to be sold) if the Catholic Advisory Board determines that the company operates in a way that is inconsistent with the core values and teachings of the Roman Catholic Church.

Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General Market Risks. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks, such as rapid fluctuations in price or liquidity due to earnings or other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rates and other factors beyond the control of the Adviser. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. Stocks tend to move in cycles and may experience periods of turbulence and instability.

Moral Investing Risks. The Adviser invests in equity securities only if they meet both the Fund's investment and religious criteria, and as such, the Fund's return may be lower than if the Adviser made decisions based solely on investment considerations. If the Fund holds a security of a company that has violated the teachings and core values of the Roman Catholic Church, it could result in the Fund selling the security at an inopportune time from a purely financial point of view. The process of screening out companies based on religious principles relies upon information or data from third parties that may be inaccurate or unavailable, which could cause the Fund to inadvertently hold securities that do not meet its religious criteria.

Foreign Exposure Risks. Investments in foreign securities involve risks that may be different from those of U.S. securities, including the risk that foreign economies may be less stable than the U.S. economy. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of money or other assets, political or social instability, and nationalization of companies or industries. Certain of these risks may also apply to securities of U.S. companies with significant non-U.S. operations.

Sector Risks. If the Fund holds significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector. This may increase the risk of loss in the Fund and the volatility of its net asset value.

Security Selection and Investment Style Risks. Like any mutual fund, the Fund's method of security selection may not be successful and the Fund may underperform the stock market as a whole. A stock may never achieve the price appreciation the Adviser anticipates and the Fund's value style may go out of favor with investors.

Small-Cap and Mid-Cap Company Risks. Investments in small- and mid-capitalization companies often involve higher risks because they may lack the management experience, financial resources, product diversification and competitive strengths usually present with larger corporations. In addition, in many instances, the securities of small- and mid-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small- and mid-cap companies may be subject to wider price fluctuations. Small- and mid-cap companies also may not be widely followed by the investment community, which can lower the demand for their stock.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	what has been the fund’s performance history?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Value Fund by showing the Fund’s performance from year to year for each of the last ten calendar years, and by showing how the Fund’s average annual total returns for the 1, 5 and 10 year periods ended December 31, 2017 compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available on the Fund’s website (www.avemariafunds.com) or by calling 1-888-726-9331.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Value Fund by showing the Fund's performance from year to year for each of the last ten calendar years, and by showing how the Fund's average annual total returns for the 1, 5 and 10 year periods ended December 31, 2017 compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-726-9331
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.avemariafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s 2018 year-to-date total return through March 31, 2018 is 2.01%.

During the periods shown in the bar chart, the highest return for a quarter was 22.46% during the quarter ended June 30, 2009 and the lowest return for a quarter was -25.71% during the quarter ended December 31, 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Ave Maria Value Fund | Ave Maria Value Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVEMX
Shareholder Fees (fees paid directly from your investment)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%	[4]
One Year	rr_ExpenseExampleYear01	$ 123
Three Years	rr_ExpenseExampleYear03	384
Five Years	rr_ExpenseExampleYear05	665
Ten Years	rr_ExpenseExampleYear10	$ 1,466
Annual Return 2008	rr_AnnualReturn2008	(36.83%)
Annual Return 2009	rr_AnnualReturn2009	37.60%
Annual Return 2010	rr_AnnualReturn2010	20.54%
Annual Return 2011	rr_AnnualReturn2011	(1.34%)
Annual Return 2012	rr_AnnualReturn2012	13.34%
Annual Return 2013	rr_AnnualReturn2013	26.24%
Annual Return 2014	rr_AnnualReturn2014	2.86%
Annual Return 2015	rr_AnnualReturn2015	(17.68%)
Annual Return 2016	rr_AnnualReturn2016	16.44%
Annual Return 2017	rr_AnnualReturn2017	17.73%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.71%)
1 Year	rr_AverageAnnualReturnYear01	17.73%
5 Years	rr_AverageAnnualReturnYear05	7.94%
10 Years	rr_AverageAnnualReturnYear10	5.55%
Ave Maria Value Fund | After Taxes on Distributions | Ave Maria Value Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.70%
5 Years	rr_AverageAnnualReturnYear05	6.84%
10 Years	rr_AverageAnnualReturnYear10	4.96%
Ave Maria Value Fund | After Taxes on Distributions and Sales | Ave Maria Value Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.72%
5 Years	rr_AverageAnnualReturnYear05	6.19%
10 Years	rr_AverageAnnualReturnYear10	4.43%
Ave Maria Value Fund | STANDARD & POOR’S MIDCAP 400 INDEX (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.24%
5 Years	rr_AverageAnnualReturnYear05	15.01%
10 Years	rr_AverageAnnualReturnYear10	9.97%
Ave Maria Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ave Maria Growth Fund
Objective [Heading]	rr_ObjectiveHeading	what is the fund’s investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Ave Maria Growth Fund is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	what are the fund’s fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect a reduction in the annual percentage rate at which such fees are computed from 0.95% to 0.85% effective May 1, 2017 and from 0.85% to 0.75% effective January 1, 2018.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses will not correlate to the Fund's ratio of total expenses to average net assets in the Fund's Financial Highlights, which does not reflect the Management Fee reductions or the "Acquired Fund Fees and Expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	what are the fund’s principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Ave Maria Growth Fund invests primarily in common stocks of companies believed by the Adviser to offer above-average potential for growth in revenues, profits or cash flow. Dividend and interest income are secondary considerations in investment selection. Under normal circumstances, all of the Fund’s equity investments (which include common stocks, preferred stocks and securities convertible into common stock) and at least 80% of the Fund’s net assets will be invested in companies meeting the Fund’s religious criteria (as discussed below). The Fund may invest in companies of all sizes, including small and mid-cap companies. The portion of the Fund’s net assets invested at any given time in securities of issuers engaged in industries within a particular sector is affected by valuation considerations and other investment characteristics of that sector. As a result, the Fund’s investment in various sectors generally will change over time, and a significant allocation to any particular sector does not necessarily represent a continuing investment policy or investment strategy to invest in that sector. The Fund may invest in securities of foreign issuers that are U.S. dollar-denominated and trade on a U.S. securities exchange or domestically in the over-the-counter markets. The Fund may, with respect to its investments in foreign issuers, invest indirectly in such companies in the form of American Depositary Receipts (stocks issued by a U.S. bank or broker that trade in the U.S. but represent ownership of securities issued by foreign companies).

In selecting investments, the Adviser relies primarily on fundamental analysis by reviewing the issuing company’s financial statements, the fundamentals of other companies in the same industry, market trends and economic conditions. The Adviser evaluates a company’s earnings growth and prospects, price to cash flow and other variables to determine whether the company meets its growth criteria.

The Fund practices morally responsible investing. This process is designed to avoid investments in companies believed to offer products or services or engage in practices that are contrary to core values and teachings of the Roman Catholic Church. The Catholic Advisory Board sets the criteria for screening out companies based on religious principles. In making this determination, the Catholic Advisory Board’s members are guided by the magisterium of the Roman Catholic Church. This process will, in general, avoid four major categories of companies: (i) those involved in the practice of abortion; (ii) those whose policies are judged to be antifamily, such as companies that distribute pornographic material; (iii) those that contribute corporate funds to Planned Parenthood; and (iv) those that support embryonic stem cell research. The Fund is not authorized or sponsored by the Roman Catholic Church and the Catholic Advisory Board is not affiliated with the Roman Catholic Church.

The Fund’s investments are monitored in relation to the Adviser’s criteria for a growth company. Generally, stocks are purchased with the intent to hold them for three years or more. However, when a company no longer meets the Adviser’s investment standards, it is sold regardless of the time held by the Fund. In addition, a stock may be sold (but is not required to be sold) if the Catholic Advisory Board determines that the company operates in a way that is inconsistent with the core values and teachings of the Roman Catholic Church.

Risk [Heading]	rr_RiskHeading	what are the principal risks of investing in the ave maria growth fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General Market Risks. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks, such as rapid fluctuations in price or liquidity due to earnings or other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rates and other factors beyond the control of the Adviser. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. Stocks tend to move in cycles and may experience periods of turbulence and instability.

Moral Investing Risks. The Adviser invests in equity securities only if they meet both the Fund’s investment and religious criteria, and as such, the Fund’s return may be lower than if the Adviser made decisions based solely on investment considerations. If the Fund holds a security of a company that has violated the teachings and core values of the Roman Catholic Church, it could result in the Fund selling the security at an inopportune time from a purely financial point of view. The process of screening out companies based on religious principles relies upon information or data from third parties that may be inaccurate or unavailable, which could cause the Fund to inadvertently hold securities that do not meet its religious criteria.

Foreign Exposure Risks. Investments in foreign securities involve risks that may be different from those of U.S. securities, including the risk that foreign economies may be less stable than the U.S. economy. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of money or other assets, political or social instability, and nationalization of companies or industries. Certain of these risks may also apply to securities of U.S. companies with significant non-U.S. operations.

Sector Risks. If the Fund holds significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector. This may increase the risk of loss in the Fund and the volatility of its net asset value. As of December 31, 2017, the Fund had approximately 28% of its net assets invested in stocks within the industrials sector. Companies in the industrials sector may be impacted by factors such as general economic conditions, interest rates, insurance costs, technical progress, capital-spending levels, commodity prices, labor relations and government regulation.

Security Selection and Investment Style Risks. Like any mutual fund, the Fund’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, growth securities may be more sensitive to changes in current or expected earnings than other securities. Growth securities also may be more volatile because growth companies usually invest a high portion of earnings in their business, and may lack the dividend income of value companies that can offset losses in a falling market. A company may never achieve the earnings growth the Adviser anticipates and the Fund’s growth style may go out of favor with investors.

Small-Cap and Mid-Cap Company Risks. Investments in small- and mid-capitalization companies often involve higher risks because they may lack the management experience, financial resources, product diversification and competitive strengths usually present with larger corporations. In addition, in many instances, the securities of small- and mid-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small- and mid-cap companies may be subject to wider price fluctuations. Small- and mid-cap companies also may not be widely followed by the investment community, which can lower the demand for their stock.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	what has been the fund’s performance history?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Growth Fund by showing the Fund’s performance from year to year for each of the last ten calendar years, and by showing how the Fund’s average annual total returns for the 1, 5 and 10 year periods ended December 31, 2017 compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available on the Fund’s website (www.avemariafunds.com) or by calling 1-888-726-9331.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Growth Fund by showing the Fund's performance from year to year for each of the last ten calendar years, and by showing how the Fund's average annual total returns for the 1, 5 and 10 year periods ended December 31, 2017 compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-726-9331
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.avemariafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s 2018 year-to-date total return through March 31, 2018 is 1.43%.

During the periods shown in the bar chart, the highest return for a quarter was 18.84% during the quarter ended June 30, 2009 and the lowest return for a quarter was -23.18% during the quarter ended December 31, 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Ave Maria Growth Fund | Ave Maria Growth Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVEGX
Shareholder Fees (fees paid directly from your investment)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%	[5]
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%	[6]
One Year	rr_ExpenseExampleYear01	$ 99
Three Years	rr_ExpenseExampleYear03	305
Five Years	rr_ExpenseExampleYear05	527
Ten Years	rr_ExpenseExampleYear10	$ 1,168
Annual Return 2008	rr_AnnualReturn2008	(32.10%)
Annual Return 2009	rr_AnnualReturn2009	26.44%
Annual Return 2010	rr_AnnualReturn2010	26.45%
Annual Return 2011	rr_AnnualReturn2011	0.53%
Annual Return 2012	rr_AnnualReturn2012	14.71%
Annual Return 2013	rr_AnnualReturn2013	31.49%
Annual Return 2014	rr_AnnualReturn2014	7.50%
Annual Return 2015	rr_AnnualReturn2015	(2.70%)
Annual Return 2016	rr_AnnualReturn2016	12.07%
Annual Return 2017	rr_AnnualReturn2017	27.36%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.18%)
1 Year	rr_AverageAnnualReturnYear01	27.36%
5 Years	rr_AverageAnnualReturnYear05	14.44%
10 Years	rr_AverageAnnualReturnYear10	9.41%
Ave Maria Growth Fund | After Taxes on Distributions | Ave Maria Growth Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.77%
5 Years	rr_AverageAnnualReturnYear05	12.30%
10 Years	rr_AverageAnnualReturnYear10	8.38%
Ave Maria Growth Fund | After Taxes on Distributions and Sales | Ave Maria Growth Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.63%
5 Years	rr_AverageAnnualReturnYear05	11.26%
10 Years	rr_AverageAnnualReturnYear10	7.57%
Ave Maria Growth Fund | STANDARD & POOR’S 500 INDEX (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%
5 Years	rr_AverageAnnualReturnYear05	15.79%
10 Years	rr_AverageAnnualReturnYear10	8.50%
Ave Maria Rising Dividend Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AVE MARIA RISING DIVIDEND FUND
Objective [Heading]	rr_ObjectiveHeading	what are the fund’s investment objectives?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objectives of the Ave Maria Rising Dividend Fund are to seek to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income.
Expense [Heading]	rr_ExpenseHeading	what are the fund’s fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses will not correlate to the Fund's ratio of total expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	what are the fund’s principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Ave Maria Rising Dividend Fund will invest at least 80% of its net assets, including the amount of any borrowings for investment purposes, in the common stocks of dividend-paying companies that are expected to increase their dividends over time and to provide long-term growth of capital. Under normal circumstances, all of the Fund’s equity investments (which include common stocks, preferred stocks and securities convertible into common stock) and at least 80% of the Fund’s net assets will be invested in companies meeting the Fund’s religious criteria (as discussed below). The Fund may invest in companies of all sizes. The portion of the Fund’s net assets invested at any given time in securities of issuers engaged in industries within a particular sector is affected by valuation considerations and other investment characteristics of that sector. As a result, the Fund’s investment in various sectors generally will change over time, and a significant allocation to any particular sector does not necessarily represent a continuing investment policy or investment strategy to invest in that sector. The Fund may invest in securities of foreign issuers that are U.S. dollar-denominated and trade on a U.S. securities exchange or domestically in the over-the-counter markets. The Fund may, with respect to its investments in foreign issuers, invest indirectly in such companies in the form of American Depositary Receipts (stocks issued by a U.S. bank or broker that trade in the U.S. but represent ownership of securities issued by foreign companies).

The Adviser believes that a track record of dividend increases is an excellent indicator of a company’s financial health and growth prospects, and that over the long term, income can contribute significantly to total return. Dividends can also help reduce the Fund’s volatility during periods of market turbulence and help offset losses when stock prices are falling. The Adviser looks for stocks with sustainable, above-average growth in earnings and dividends, and the Adviser attempts to buy them when they are temporarily out-of-favor or undervalued by the market.

Using fundamental security analysis, the Adviser extensively analyzes stocks to identify those that meet the Fund’s investment objectives and standards. In selecting investments for the Fund, the Adviser favors companies with one or more of the following attributes:

●	either a track record of, or the potential for, above-average earnings and dividend growth;

●	a competitive dividend yield;

●	a sound balance sheet and solid cash flow to support future dividend increases;

●	a sustainable competitive advantage and leading market position; and

●	reasonable valuations, such as low price/earnings, price/cash flow, or price/sales ratios.

In pursuing the Fund’s investment objectives, the Adviser has the discretion to purchase securities in special situations when it perceives an unusual opportunity for gain. These special situations might arise when the Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Fund practices morally responsible investing. This process is designed to avoid investments in companies believed to offer products or services or engage in practices that are contrary to core values and teachings of the Roman Catholic Church. The Catholic Advisory Board sets the criteria for screening out companies based on religious principles. In making this determination, the Catholic Advisory Board’s members are guided by the magisterium of the Roman Catholic Church. This process will, in general, avoid four major categories of companies: (i) those involved in the practice of abortion; (ii) those whose policies are judged to be antifamily, such as companies that distribute pornographic material; (iii) those that contribute corporate funds to Planned Parenthood; and (iv) those that support embryonic stem cell research. The Fund is not authorized or sponsored by the Roman Catholic Church and the Catholic Advisory Board is not affiliated with the Roman Catholic Church.

Stocks are sold when a company fails to achieve expected results, or economic factors or competitive developments adversely impair the company’s value. Additionally, a stock may be sold (but is not required to be sold) if the Catholic Advisory Board determines that the company operates in a way that is inconsistent with the core values and teachings of the Roman Catholic Church.

Risk [Heading]	rr_RiskHeading	what are the principal risks of investing in the ave maria rising dividend fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General Market Risks. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks, such as rapid fluctuations in price or liquidity due to earnings or other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rates and other factors beyond the control of the Adviser. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. Stocks tend to move in cycles and may experience periods of turbulence and instability.

Moral Investing Risks. The Adviser invests in equity securities only if they meet both the Fund’s investment and religious criteria, and as such, the Fund’s return may be lower than if the Adviser made decisions based solely on investment considerations. If the Fund holds a security of a company that has violated the teachings and core values of the Roman Catholic Church, it could result in the Fund selling the security at an inopportune time from a purely financial point of view. The process of screening out companies based on religious principles relies upon information or data from third parties that may be inaccurate or unavailable, which could cause the Fund to inadvertently hold securities that do not meet its religious criteria.

Sector Risks. If the Fund holds significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector. This may increase the risk of loss in the Fund and the volatility of its net asset value.

Security Selection and Investment Style Risks. Like any mutual fund, the Fund’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. There is no guarantee that the securities selected for the Fund will provide increasing dividend income or earnings growth. Changes in the dividend policies or capital resources of companies in which the Fund invests may affect the Fund’s ability to generate income. The investment style utilized for the Fund could fall out of favor with investors, which may cause the Fund to underperform relative to other mutual funds that do not emphasize dividend paying stocks.

Small-Cap and Mid-Cap Company Risks. Investments in small- and mid-capitalization companies often involve higher risks because they may lack the management experience, financial resources, product diversification and competitive strengths usually present with larger corporations. In addition, in many instances, the securities of small- and mid-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small- and mid-cap companies may be subject to wider price fluctuations. Small- and mid-cap companies also may not be widely followed by the investment community, which can lower the demand for their stock.

Foreign Exposure Risks. Investments in foreign securities involve risks that may be different from those of U.S. securities, including the risk that foreign economies may be less stable than the U.S. economy. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of money or other assets, political or social instability, and nationalization of companies or industries. Certain of these risks may also apply to securities of U.S. companies with significant non-U.S. operations.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	what has been the fund’s performance history?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Rising Dividend Fund by showing the Fund’s performance from year to year for each of the last ten calendar years, and by showing how the Fund’s average annual total returns for the 1, 5 and 10 year periods ended December 31, 2017 compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available on the Fund’s website (www.avemariafunds.com) or by calling 1-888-726-9331.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Rising Dividend Fund by showing the Fund's performance from year to year for each of the last ten calendar years, and by showing how the Fund's average annual total returns for the 1, 5 and 10 year periods ended December 31, 2017 compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-726-9331
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.avemariafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s 2018 year-to-date total return through March 31, 2018 is –1.21%.

During the periods shown in the bar chart, the highest return for a quarter was 15.51% during the quarter ended September 30, 2009 and the lowest return for a quarter was -19.23% during the quarter ended December 31, 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Ave Maria Rising Dividend Fund | Ave Maria Rising Dividend Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVEDX
Shareholder Fees (fees paid directly from your investment)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%	[4]
One Year	rr_ExpenseExampleYear01	$ 95
Three Years	rr_ExpenseExampleYear03	297
Five Years	rr_ExpenseExampleYear05	516
Ten Years	rr_ExpenseExampleYear10	$ 1,145
Annual Return 2008	rr_AnnualReturn2008	(22.79%)
Annual Return 2009	rr_AnnualReturn2009	25.29%
Annual Return 2010	rr_AnnualReturn2010	17.90%
Annual Return 2011	rr_AnnualReturn2011	4.63%
Annual Return 2012	rr_AnnualReturn2012	13.89%
Annual Return 2013	rr_AnnualReturn2013	33.85%
Annual Return 2014	rr_AnnualReturn2014	9.28%
Annual Return 2015	rr_AnnualReturn2015	(5.89%)
Annual Return 2016	rr_AnnualReturn2016	15.33%
Annual Return 2017	rr_AnnualReturn2017	16.82%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.21%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.23%)
1 Year	rr_AverageAnnualReturnYear01	16.82%
5 Years	rr_AverageAnnualReturnYear05	13.15%
10 Years	rr_AverageAnnualReturnYear10	9.69%
Ave Maria Rising Dividend Fund | After Taxes on Distributions | Ave Maria Rising Dividend Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.15%
5 Years	rr_AverageAnnualReturnYear05	11.53%
10 Years	rr_AverageAnnualReturnYear10	8.66%
Ave Maria Rising Dividend Fund | After Taxes on Distributions and Sales | Ave Maria Rising Dividend Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.88%
5 Years	rr_AverageAnnualReturnYear05	10.30%
10 Years	rr_AverageAnnualReturnYear10	7.84%
Ave Maria Rising Dividend Fund | STANDARD & POOR’S 500 INDEX (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%
5 Years	rr_AverageAnnualReturnYear05	15.79%
10 Years	rr_AverageAnnualReturnYear10	8.50%
Ave Maria World Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AVE MARIA WORLD EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	what is the fund’s investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Ave Maria World Equity Fund is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	what are the fund’s fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses will not correlate to the ratio of total expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Example also takes into account the Adviser’s contractual arrangement to maintain the Fund’s expenses at the agreed upon level for a period of one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	what are the fund’s principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Ave Maria World Equity Fund will invest at least 80% of its net assets, including the amount of any borrowings for investment purposes, in common stocks of U.S. and non-U.S. companies. The Fund will invest at least 60% of its net assets in common stocks issued by non-U.S. companies. For purposes of this requirement, a company is deemed to be a “non-U.S. company” if the company is headquartered outside the United States, or has at least 50% of its revenues or operations outside of the United States during its most recent fiscal year, at the time of purchase. Under normal circumstances, all of the Fund’s equity investments (which include common stocks, preferred stocks and securities convertible into common stock) and at least 80% of the Fund’s net assets will be invested in companies meeting the Fund’s religious criteria (as discussed below). The Fund invests in securities of established companies of various market capitalizations.

The Fund may, with respect to its investments in the stocks of non-U.S. companies, invest indirectly in such securities through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. All of the stocks owned by the Fund will be U.S. dollar-denominated and trade on a U.S. securities exchange or domestically in the over-the-counter markets.

The Fund will limit its investments in securities of issuers located in any one country (other than the United States) to less than 25% of the Fund’s total assets. The Fund may invest in equity securities of issuers located in emerging markets. Emerging market countries are those considered to be developing by the World Bank and include, but are not limited to, South Korea, Brazil, Russia, China, Mexico, Taiwan, South Africa, India and Greece.

The Fund invests primarily in common stocks believed to be priced at a discount to their true value according to the Adviser’s criteria for value. The price of stocks in relation to cash flow, earnings, dividends, book value and asset value, both historical and prospective, are key determinants in the security selection process. Emphasis is also placed on identifying companies undergoing changes that the Adviser believes will significantly enhance shareholder value in the future, including changes in operations, management, capital allocation, strategies and product offerings.

The Fund practices morally responsible investing. This process is designed to avoid investments in companies believed to offer products or services or engage in practices that are contrary to core values and teachings of the Roman Catholic Church. The Catholic Advisory Board sets the criteria for screening out companies based on religious principles. In making this determination, the Catholic Advisory Board’s members are guided by the magisterium of the Roman Catholic Church. This process will, in general, avoid four major categories of companies: (i) those involved in the practice of abortion; (ii) those whose policies are judged to be antifamily, such as companies that distribute pornographic material; (iii) those that contribute corporate funds to Planned Parenthood; and (iv) those that support embryonic stem cell research. The Fund is not authorized or sponsored by the Roman Catholic Church and the Catholic Advisory Board is not affiliated with the Roman Catholic Church.

The prices of securities held by the Fund are monitored in relation to the Adviser’s criteria for value. Generally, stocks are purchased with the intent to hold them for three years or more. When a stock appreciates substantially and is no longer undervalued according to the Adviser’s valuation criteria, it is sold. Stocks are also sold when a company fails to achieve expected results, or economic factors or competitive developments adversely impair the company’s intrinsic value. Additionally, a stock may be sold (but is not required to be sold) if the Catholic Advisory Board determines that the company operates in a way that is inconsistent with the core values and teachings of the Roman Catholic Church.

Risk [Heading]	rr_RiskHeading	what are the principal risks of investing in the ave maria world equity fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General Market Risks. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks, such as rapid fluctuations in price or liquidity due to earnings or other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rates and other factors beyond the control of the Adviser. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. Stocks tend to move in cycles and may experience periods of turbulence and instability.

Moral Investing Risks. The Adviser invests in equity securities only if they meet both the Fund’s investment and religious criteria, and as such, the Fund’s return may be lower than if the Adviser made decisions based solely on investment considerations. If the Fund holds a security of a company that has violated the teachings and core values of the Roman Catholic Church, it could result in the Fund selling the security at an inopportune time from a purely financial point of view. The process of screening out companies based on religious principles relies upon information or data from third parties that may be inaccurate or unavailable, which could cause the Fund to inadvertently hold securities that do not meet its religious criteria.

Foreign Exposure Risks. Foreign securities and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include less stringent investor protection and disclosure standards of some foreign markets; fluctuations in foreign currencies; and withholding or other taxes. These factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market. Even with respect to U.S. companies with substantial foreign operations, economic, regulatory and currency changes in foreign countries could dramatically affect the demand for a company’s products or the cost of producing those products. The foregoing risks are more pronounced in the case of investments in securities of issuers that are located in or have substantial operations in emerging market countries. Emerging market countries may have less diverse and mature economies and their political systems may be less stable than those of developed countries.

Security Selection and Investment Style Risks. Like any mutual fund, the Fund’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. A stock may never achieve the price appreciation the Adviser anticipates and the Fund’s value style may go out of favor with investors.

Small-Cap and Mid-Cap Company Risks. Investments in small- and mid-capitalization companies often involve higher risks because they may lack the management experience, financial resources, product diversification and competitive strengths usually present with larger corporations. In addition, in many instances, the securities of small and mid-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small and mid-cap companies may be subject to wider price fluctuations. Small and mid-cap companies also may not be widely followed by the investment community, which can lower the demand for their stock.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	what has been the fund’s performance history?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria World Equity Fund by showing the Fund’s performance from year to year for each full calendar year over the lifetime of the Fund, and by showing how the Fund’s average annual total returns for the 1 year, 5 year, and since inception periods ended December 31, 2017 compare with those of a broad measure of market performance. The MSCI World Index is included as an additional comparative index because it is representative of a large cross-section of the global equity markets. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Certain performance information reflects fee reductions and/or expense reimbursements by the Adviser; without such fee reductions and/or expense reimbursements, returns would be less than those shown. Updated performance information, current through the most recent month end, is available on the Fund’s website (www.avemariafunds.com) or by calling 1-888-726-9331.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria World Equity Fund by showing the Fund's performance from year to year for each full calendar year over the lifetime of the Fund, and by showing how the Fund's average annual total returns for the 1 year, 5 year, and since inception periods ended December 31, 2017 compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-726-9331
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.avemariafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s 2018 year-to-date total return through March 31, 2018 is –2.06%.

During the periods shown in the bar chart, the highest return for a quarter was 10.88% during the quarter ended March 31, 2012 and the lowest return for a quarter was -20.66% during the quarter ended September 30, 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Ave Maria World Equity Fund | Ave Maria World Equity Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVEWX
Shareholder Fees (fees paid directly from your investment)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%	[7]
Less: Management Fee Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[8]
Total Annual Fund Operating Expenses After Management Fee Reductions	rr_NetExpensesOverAssets	1.26%	[9]
One Year	rr_ExpenseExampleYear01	$ 128
Three Years	rr_ExpenseExampleYear03	434
Five Years	rr_ExpenseExampleYear05	761
Ten Years	rr_ExpenseExampleYear10	$ 1,688
Annual Return 2011	rr_AnnualReturn2011	(9.60%)
Annual Return 2012	rr_AnnualReturn2012	13.83%
Annual Return 2013	rr_AnnualReturn2013	23.45%
Annual Return 2014	rr_AnnualReturn2014	0.51%
Annual Return 2015	rr_AnnualReturn2015	(4.78%)
Annual Return 2016	rr_AnnualReturn2016	8.71%
Annual Return 2017	rr_AnnualReturn2017	17.88%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.06%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.66%)
1 Year	rr_AverageAnnualReturnYear01	17.88%
5 Years	rr_AverageAnnualReturnYear05	8.65%
Since Inception	rr_AverageAnnualReturnSinceInception	7.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
Ave Maria World Equity Fund | After Taxes on Distributions | Ave Maria World Equity Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.14%
5 Years	rr_AverageAnnualReturnYear05	7.97%
Since Inception	rr_AverageAnnualReturnSinceInception	7.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
Ave Maria World Equity Fund | After Taxes on Distributions and Sales | Ave Maria World Equity Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.89%
5 Years	rr_AverageAnnualReturnYear05	6.79%
Since Inception	rr_AverageAnnualReturnSinceInception	6.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
Ave Maria World Equity Fund | STANDARD & POOR’S GLOBAL 1200 INDEX (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.84%
5 Years	rr_AverageAnnualReturnYear05	12.14%
Since Inception	rr_AverageAnnualReturnSinceInception	10.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
Ave Maria World Equity Fund | MSCI WORLD INDEX (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.40%
5 Years	rr_AverageAnnualReturnYear05	11.64%
Since Inception	rr_AverageAnnualReturnSinceInception	9.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
Ave Maria Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ave Maria Bond Fund
Objective [Heading]	rr_ObjectiveHeading	what is the fund’s investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Ave Maria Bond Fund is to seek preservation of principal with a reasonable level of current income.
Expense [Heading]	rr_ExpenseHeading	what are the fund’s fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	what are the fund’s principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Ave Maria Bond Fund invests primarily (80% or more of its net assets, including the amount of any borrowings for investment purposes) in investment-grade debt securities of domestic issuers, including the U.S. government and its agencies and instrumentalities, corporations and municipalities and money market instruments. The Fund may invest up to 20% of its net assets in equity securities (which include preferred stocks, common stocks paying dividends and securities convertible into common stock) of domestic issuers or U.S. dollar-denominated foreign issuers of any market capitalization. Under normal circumstances, all of the Fund’s investments in corporate debt and equity securities will satisfy the Fund’s religious criteria (as discussed below).

The Fund seeks to invest in securities that appear comparatively undervalued. For example, the Fund would consider a security having a yield that is higher than another security of similar credit quality and duration to be comparatively undervalued. Unlike funds investing solely for income, the Fund also seeks modest capital appreciation and growth of investment income. The Fund may purchase securities that are convertible into common stock or carry warrants or common stock purchase rights when the Adviser believes they offer higher return potential than nonconvertible securities. Convertible securities generally are debt obligations that pay income, but may convert into common or preferred stock under certain circumstances. The Fund may also seek capital appreciation by investing in fixed income securities when the Adviser believes interest rates on such investments may decline, thereby increasing the market value of the Fund’s fixed income securities. The Adviser may also purchase securities it believes have a high potential for credit upgrade.

The Fund will invest at least 80% of its net assets in “investment-grade” debt securities and securities issued by the U.S. government, its agencies or instrumentalities. Investment-grade debt securities are corporate bonds, debentures, notes or money market instruments rated in the top four categories at the time of purchase by a nationally recognized rating agency, or unrated securities that the Adviser considers to be of comparable quality. Securities issued by the U.S. government, its agencies or its instrumentalities include direct obligations of the U.S. Treasury (including Treasury Inflation-Protected Securities (“TIPS”)) and securities issued or guaranteed as to payment of interest and principal by agencies or instrumentalities of the U.S. government.

The Fund will invest no more than 20% of its net assets in debt securities whose highest rating, at the time of purchase, is BBB by Standard & Poor’s Global Ratings (“S&P”) (or an equivalent rating) or lower. The Fund may invest up to 5% of its net assets in so-called “junk” securities whose ratings are below investment-grade.

The Fund may invest in debt securities of any maturity. In selecting debt securities, the Adviser will focus on the issuer’s credit strength as well as the security’s effective duration and yield. Effective duration is a measure of a debt security’s price sensitivity to interest rate changes. Effective duration takes into account a debt security’s cash flows over time including the possibility that a debt security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date. In contrast, maturity measures only the time until the final payment is due. When the Adviser expects interest rates to rise, it may purchase debt securities with shorter maturities or invest in money market instruments. When the Adviser expects interest rates to fall, it may invest in longer-term debt securities. The Adviser may sell a security when it no longer meets its criteria for investment or when there are more attractive investment opportunities available.

The Fund practices morally responsible investing. This process is designed to avoid investments in companies believed to offer products or services or engage in practices that are contrary to core values and teachings of the Roman Catholic Church. The Catholic Advisory Board sets the criteria for screening out companies based on religious principles. In making this determination, the Catholic Advisory Board’s members are guided by the magisterium of the Roman Catholic Church. This process will, in general, avoid four major categories of companies: (i) those involved in the practice of abortion; (ii) those whose policies are judged to be antifamily, such as companies that distribute pornographic material; (iii) those that contribute corporate funds to Planned Parenthood; and (iv) those that support embryonic stem cell research. The Fund’s investments in U.S. government obligations (or money market instruments for temporary defensive or liquidity purposes) are not screened for religious principles and may conflict with the Fund’s religious criteria. The Fund is not authorized or sponsored by the Roman Catholic Church and the Catholic Advisory Board is not affiliated with the Roman Catholic Church.

Risk [Heading]	rr_RiskHeading	what are the principal risks of investing in the ave maria bond fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Equity Market Risks. The Fund is subject to the risk that the securities markets may decrease in value. Factors affecting the securities markets include economic growth and decline, interest rate levels and political events. Stocks tend to move in cycles and may experience periods of turbulence and instability. Any equity securities held by the Fund may be subject to certain risks, such as rapid fluctuations in price or liquidity due to earnings or other developments affecting a particular company or industry, general economic and stock market conditions, investor perceptions, interest rates and other factors beyond the control of the Adviser. Changes in the dividend policies or capital resources of companies in which the Fund invests may affect the Fund’s ability to generate income. Investments in small- and mid-sized companies often involve higher risks because they may lack the management experience, financial resources, product diversification and competitive strengths usually present with larger corporations. Foreign securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries, which can make foreign investments more volatile and potentially less liquid than U.S. investments. There is a risk the Adviser will not accurately predict the impact of these and other factors, in which case the securities owned by the Fund might decline in value.

Debt Security Risks. Any debt securities held by the Fund may be subject to certain risks, such as interest rate risks, credit risks and liquidity risks. At times there may be an imbalance of supply and demand in the markets which could result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency. Convertible securities may be subject to both debt and equity security risks described herein.

●	Interest Rate Risks. The value of the Fund’s debt securities is affected by changes in interest rates. When interest rates rise, the value of the Fund’s debt securities and its share price will decline. A change in interest rates will also change the amount of income the Fund generates. Securities with longer maturities generally are more sensitive to interest rate changes than securities with shorter maturities. Following the financial crisis that began in 2007, the Federal Reserve Board kept the federal funds rate near 0% and purchased large quantities of U.S. government securities in the open market (“Quantitative Easing”). If the Federal Reserve continues to raise the federal funds rate and tapers Quantitative Easing, debt securities may experience a heightened level of interest rate risk.

●	Credit Risks. The value of the Fund’s debt securities is affected by the issuers’ continued ability to make interest and principal payments, when due. The Fund could lose money if an issuer cannot meet its financial obligations or if its credit rating is downgraded. Securities rated in the lowest of the investment-grade categories (BBB or an equivalent rating) are considered more speculative than higher-rated securities. Their issuers may not be as financially strong and they may have a weakened capacity to pay interest or principal, especially during periods of economic downturn or uncertainty.

An investment grade determination is made at the time of purchase and the Fund is not required to liquidate a security whose rating is reduced below investment grade. When a security’s rating is reduced below investment grade, it may be more difficult for the Fund to receive income and achieve capital appreciation from its investment.

Government securities held by the Fund may or may not be backed by the “full faith and credit” of the U.S. government. Securities backed by the full faith and credit of the U.S. government include Treasury securities and Overseas Private Investment Corporation securities. Securities that are not backed by the “full faith and credit” of the U.S. government include securities issued by various other government agencies.

A rating by a nationally recognized statistical rating organization represents the organization’s opinion as to the credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings of nationally recognized statistical rating organizations present an inherent conflict of interest because such organizations are paid by the entities whose securities they rate. The credit rating of a security does not necessarily address its market risk (that is, the risk that the value of a security will be adversely affected due to movements in the overall financial markets or changes in the level of interest rates). In addition, ratings may not be revised promptly to reflect developments in the issuer’s financial condition.

●	Liquidity Risks. Debt securities may also be subject to liquidity risk, which is the risk that a security can not be sold at an advantageous time or price. If a debt security is downgraded or drops in price, the market demand may be limited, making that security difficult to sell. Additionally the market for certain debt securities may become illiquid under adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. Liquidity risk may be magnified in a rising interest rate environment or in other circumstances where investor redemptions from fixed income mutual funds may be higher than normal. The capacity of traditional dealers to engage in fixed income trading has not kept pace with the growth of the fixed income market, causing dealer inventories to be at or near historical lows relative to market size. The reduction in dealer inventories could lead to decreased liquidity, increased volatility and wider spreads, which may become exacerbated during periods of economic or political stress. Lower rated securities may be subject to greater levels of liquidity risk.

Security Selection Risks. Like any mutual fund, the Fund’s method of security selection may not be successful and the Fund might underperform the markets as a whole. The Adviser’s opinion about the creditworthiness of a company, the intrinsic value of a security or the direction of interest rates may be incorrect, which may cause the Fund to underperform relative to other mutual funds that have similar investment strategies.

Moral Investing Risks. The Adviser invests in corporate debt and equity securities only if they meet both the Fund’s investment and religious criteria, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations. If the Fund holds a security of a company that has violated the teachings and core values of the Roman Catholic Church, it could result in the Fund selling the security at an inopportune time from a purely financial point of view. The process of screening out companies based on religious principles relies upon information or data from third parties that may be inaccurate or unavailable, which could cause the Fund to inadvertently hold securities that do not meet its religious criteria.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	what has been the fund’s performance history?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Bond Fund by showing the Fund’s performance from year to year for each of the last ten calendar years, and by showing how the Fund’s average annual total returns for the 1, 5 and 10 year periods ended December 31, 2017 compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Certain performance information reflects fee reductions and/or expense reimbursements by the Adviser; without such fee reductions and/or expense reimbursements, returns would be less than those shown. Updated performance information, current through the most recent month end, is available on the Fund’s website (www.avemariafunds.com) or by calling 1-888-726-9331.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Bond Fund by showing the Fund's performance from year to year for each of the last ten calendar years, and by showing how the Fund's average annual total returns for the 1, 5 and 10 year periods ended December 31, 2017 compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-726-9331
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.avemariafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s 2018 year-to-date total return through March 31, 2018 is –0.78%.

During the periods shown in the bar chart, the highest return for a quarter was 5.44% during the quarter ended September 30, 2009 and the lowest return for a quarter was -2.00% during the quarter ended September 30, 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Ave Maria Bond Fund | Ave Maria Bond Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVEFX
Shareholder Fees (fees paid directly from your investment)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
One Year	rr_ExpenseExampleYear01	$ 51
Three Years	rr_ExpenseExampleYear03	160
Five Years	rr_ExpenseExampleYear05	280
Ten Years	rr_ExpenseExampleYear10	$ 628
Annual Return 2008	rr_AnnualReturn2008	0.30%
Annual Return 2009	rr_AnnualReturn2009	10.17%
Annual Return 2010	rr_AnnualReturn2010	6.66%
Annual Return 2011	rr_AnnualReturn2011	3.34%
Annual Return 2012	rr_AnnualReturn2012	4.63%
Annual Return 2013	rr_AnnualReturn2013	6.14%
Annual Return 2014	rr_AnnualReturn2014	2.19%
Annual Return 2015	rr_AnnualReturn2015	0.70%
Annual Return 2016	rr_AnnualReturn2016	4.54%
Annual Return 2017	rr_AnnualReturn2017	4.16%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.78%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.00%)
1 Year	rr_AverageAnnualReturnYear01	4.16%
5 Years	rr_AverageAnnualReturnYear05	3.53%
10 Years	rr_AverageAnnualReturnYear10	4.25%
Ave Maria Bond Fund | After Taxes on Distributions | Ave Maria Bond Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.45%
5 Years	rr_AverageAnnualReturnYear05	2.66%
10 Years	rr_AverageAnnualReturnYear10	3.38%
Ave Maria Bond Fund | After Taxes on Distributions and Sales | Ave Maria Bond Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.56%
5 Years	rr_AverageAnnualReturnYear05	2.51%
10 Years	rr_AverageAnnualReturnYear10	3.13%
Ave Maria Bond Fund | BLOOMBERG BARCLAYS U.S. INTERMEDIATE GOVERNMENT/CREDIT INDEX (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.14%
5 Years	rr_AverageAnnualReturnYear05	1.50%
10 Years	rr_AverageAnnualReturnYear10	3.32%

[1]	Total Annual Fund Operating Expenses will not correlate to the total ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
[2]	Schwartz Investment Counsel, Inc. (the "Adviser") has contractually agreed to reduce Management Fees and reimburse Other Expenses until at least May 1, 2019 so that the Fund's "Total Annual Fund Operating Expenses" (excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage costs and extraordinary expenses) do not exceed 1.25%. Any Management Fee reductions and/or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided the repayment to the Adviser does not cause "Total Annual Fund Operating Expenses" (excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage costs and extraordinary expenses) of the Fund to exceed the 1.25% limitation. This expense limitation may be terminated by the Fund or the Adviser upon not less than 60 days' prior written notice, provided, however, that (i) the Adviser may not terminate the agreement without the approval of the Board of Trustees, and (ii) the agreement terminates automatically if the Adviser ceases to serve as the Fund's investment adviser.
[3]	Total Annual Fund Operating Expenses After Management Fee Reductions will not correlate to the ratio of net expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
[4]	Total Annual Fund Operating Expenses will not correlate to the Fund's ratio of total expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
[5]	Management Fees have been restated to reflect a reduction in the annual percentage rate at which such fees are computed from 0.95% to 0.85% effective May 1, 2017 and from 0.85% to 0.75% effective January 1, 2018.
[6]	Total Annual Fund Operating Expenses will not correlate to the Fund's ratio of total expenses to average net assets in the Fund's Financial Highlights, which does not reflect the Management Fee reductions or the "Acquired Fund Fees and Expenses."
[7]	Total Annual Fund Operating Expenses will not correlate to the ratio of total expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
[8]	The Adviser has contractually agreed to reduce Management Fees and reimburse Other Expenses so that "Total Annual Fund Operating Expenses" (excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage costs and extraordinary expenses) do not exceed 1.25%. Any Management Fee reductions and/or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided the repayment to the Adviser does not cause "Total Annual Fund Operating Expenses" (excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage costs and extraordinary expenses) of the Fund to exceed the 1.25% limitation. This expense limitation is in effect until May 1, 2019 and may be terminated by the Fund or the Adviser upon not less than 60 days' prior written notice, provided, however, that (i) the Adviser may not terminate the agreement without the approval of the Board of Trustees, and (ii) the agreement terminates automatically if the Adviser ceases to serve as the Fund's investment adviser.
[9]	Total Annual Fund Operating Expenses After Management Fee Reductions will not correlate to the ratio of net expenses to average net assets in the Fund's Financial Highlights, which does not include "Acquired Fund Fees and Expenses."